Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,637,491
Previously Paid Amount	0
Total Fee Amount	502.35
Total Offset Amount	0
Net Fee	$ 502.35